CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net income (loss)	$ 110	$ (10)	$ 55	$ 79
Adjustments for the following non-cash items:
Depreciation	379	324	747	661
Unrealized foreign exchange and financial instruments losses	58	45	31	25
Share of loss (earnings) from equity-accounted investments	(2)	1	(7)	(1)
Deferred income tax (recovery) expense	(20)	(11)	(53)	12
Other non-cash items	(134)	26	(120)	41
Dividends received from equity-accounted investments	20	1	47	15
Changes in due to or from related parties	45	(1)	63	5
Net change in working capital balances	(456)	(1)	(412)	(4)
Cash flows from (used in) operating activities	0	374	351	833
Financing activities
Proceeds from medium term notes	0	250	0	250
Commercial paper and corporate credit facilities, net	0	(197)	(3)	(159)
Proceeds from non-recourse borrowings	835	418	1,872	1,033
Repayment of non-recourse borrowings	(593)	(407)	(947)	(1,024)
Repayment of lease liabilities	(6)	(7)	(15)	(16)
Capital contributions from participating non-controlling interests – in operating subsidiaries	195	10	1,009	26
Capital repaid to participating non-controlling interests – in operating subsidiaries	(214)	(69)	(214)	(76)
Issuance of perpetual subordinated notes	340	0	340	195
Distributions paid:
To participating non-controlling interests – in operating subsidiaries	(262)	(150)	(380)	(284)
To preferred shareholders	(6)	(6)	(13)	(13)
To preferred limited partners' unitholders	(15)	(12)	(29)	(23)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(213)	(183)	(429)	(365)
Borrowings from related party	345	0	755	0
Repayments to related party	(370)	0	(535)	0
Cash flows from (used in) financing activities	36	(353)	1,411	(456)
Investing activities
Investment in equity-accounted investments	(9)	(3)	(53)	(15)
Acquisitions, net of cash and cash equivalents in acquired entity	2	1	(1,426)	(105)
Investment in property, plant and equipment	(244)	(79)	(533)	(144)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	448	11	448	105
Purchases of financial assets	(44)	(201)	(44)	(237)
Proceeds from financial assets	1	126	47	161
Restricted cash and other	(28)	64	(78)	14
Cash flows from (used in) investing activities	126	(81)	(1,639)	(221)
Foreign exchange gain (loss) on cash	5	4	(6)	(11)
Cash and cash equivalents
(Decrease) Increase	167	(56)	117	145
Balance, beginning of period	358	549	431	352
Balance, end of period	530	489	530	489
Supplemental cash flow information:
Net change in cash classified within assets held for sale	5	(4)	(18)	(8)
Interest paid	220	220	425	421
Interest received	11	3	23	9
Income taxes paid	$ 23	$ 4	$ 34	$ 25